Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
No Load | Salient Frontier Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Salient Frontier Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund principally invests in investments that provide exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. The Advisor’s strategy seeks to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”).

The Fund seeks exposure to frontier market countries primarily through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”); exchange-traded funds (“ETFs”); exchange-traded notes (“ETNs”); depositary receipts; and securities of companies in frontier market countries. The Fund will typically have significant exposure to companies with small market capitalizations. The Fund may invest in instruments that provide exposure to market indices in frontier market countries, specific industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and Structured Products and/or indirectly by investing in shares of other investment companies.

Due to restrictions on investing in certain frontier markets and the limited supply of frontier market investments, the Fund’s actual holdings may not approximate the country and industry allocations of the Benchmark. When making investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets.

		Under normal conditions, the derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of investment-grade fixed income instruments, including U.S. corporate bonds, U.S. Government or agency securities, municipal debt, mortgage-backed and asset-backed securities (including collateralized loan obligations) and/or shares of fixed income ETFs. Salient Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2016, the duration of the Barclays 1-5 Year U.S. Government/Credit Bond Index was 2.73.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Government-Sponsored Enterprises (“GSEs”) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-999-6809
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.salientpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – June 30, 2009	32.55%
Worst Quarter – March 31, 2009	–22.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
No Load | Salient Frontier Strategy Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	847
10 Years	rr_ExpenseExampleYear10	1,883
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	479
5 Years	rr_ExpenseExampleNoRedemptionYear05	847
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,883
1 Year	rr_AverageAnnualReturnYear01	(21.01%)
5 Years	rr_AverageAnnualReturnYear05	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Salient Frontier Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	386
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,551
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	386
5 Years	rr_ExpenseExampleNoRedemptionYear05	689
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,551
2009	rr_AnnualReturn2009	2.89%
2010	rr_AnnualReturn2010	21.11%
2011	rr_AnnualReturn2011	(20.16%)
2012	rr_AnnualReturn2012	6.15%
2013	rr_AnnualReturn2013	22.94%
2014	rr_AnnualReturn2014	3.14%
2015	rr_AnnualReturn2015	(20.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
1 Year	rr_AverageAnnualReturnYear01	(20.80%)
5 Years	rr_AverageAnnualReturnYear05	(3.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Salient Frontier Strategy Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.45%)
5 Years	rr_AverageAnnualReturnYear05	(4.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Salient Frontier Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.46%)
5 Years	rr_AverageAnnualReturnYear05	(2.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
No Load | Salient Frontier Strategy Fund | MSCI Frontier Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.07%)
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%

[1]	The Fund’s investment advisor Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.